Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per Common Stock – Class A and Class B – basic and diluted (in Dollars per share)	$ (0.44)	$ (0.32)	$ (0.91)	$ (0.79)	$ (2.21)	$ (0.94)
Weighted average Common Stock outstanding – Class A and Class B – basic and diluted (in Shares)	322,717,920	164,870,354	322,466,055	161,498,339	233,390,675	157,063,103